Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2012
Stock-Based Compensation [Abstract]
Summary of stock option activity and related information

	Number of Options	Weighted Average Exercise Price
Outstanding January 1, 2010	4,001,149	$4.94
Granted	390,437	2.96
Exercised	—	—
Forfeited / Terminated / Expired	(83,573)	6.39

Outstanding December 31, 2010	4,308,013	4.73
Granted	213,588	2.61
Exercised	—	—
Forfeited / Expired	(22,000)	3.46

Outstanding December 31, 2011	4,499,601	4.63
Granted	290,150	1.44
Exercised	—	—
Forfeited / Expired	(731,567)	4.92

Outstanding December 31, 2012	4,058,184	$4.36

Vested during 2012	227,975	$2.38
Vested and exercisable at December 31, 2012	3,761,922	$4.54

Summarizes information concerning options outstanding and options vested and exercisable

	December 31, 2012
	Options Outstanding			Options Vested and Exercisable
Exercise Price	Number of Options	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number of Options	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price
$1.23 – 2.96	838,609	6.21	$2.18	568,034	5.08	$2.33
$3.10 – 5.00	3,098,500	4.37	$4.88	3,072,813	4.38	$4.89
$5.28 – 7.80	120,000	7.09	$5.28	120,000	7.09	$5.28
$90.66	1,075	0.38	$90.66	1,075	0.38	$90.66

	4,058,184			3,761,922

Summary of restricted stock unit activity and related information

	Number of Restricted Stock Units	Weighted Average Fair Value
Outstanding December 31, 2010	—	$—
Granted	39,300	2.69
Vested/Issued	—	—
Forfeited/Expired	—	—

Outstanding December 31, 2011	39,300	$2.69
Granted	56,716	1.43
Vested/Issued	(9,819)	2.69
Forfeited/Expired	(15,383)	1.88

Outstanding December 31, 2012	70,814	$1.86

Vested/Issued during 2012	9,819	$2.69
Vested/Issued cumulative at December 31, 2012	9,819	$2.69